Investments Investments - Distribution of Commercial Mortgage and Middle Market Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commercial mortgage loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 163.6	$ 156.6
Concentration risk percentage	100.00%	100.00%
Middle market loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 112.1	$ 111.7
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Office building
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 33.9	$ 21.9
Concentration risk percentage	20.70%	14.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Apartment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 80.7	$ 48.3
Concentration risk percentage	49.30%	30.80%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Hotel
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 20.4	$ 47.7
Concentration risk percentage	12.50%	30.40%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Other commercial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 28.6	$ 17.0
Concentration risk percentage	17.50%	10.90%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Retail
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 0.0	$ 15.2
Concentration risk percentage	0.00%	9.70%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Industrial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 0.0	$ 6.5
Concentration risk percentage	0.00%	4.20%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Materials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 28.0	$ 29.5
Concentration risk percentage	24.90%	26.40%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Financials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 27.1	$ 22.2
Concentration risk percentage	24.20%	19.80%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Industrials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 17.3	$ 18.9
Concentration risk percentage	15.50%	17.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer discretionary
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 13.7	$ 14.2
Concentration risk percentage	12.20%	12.70%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Health care
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 7.5	$ 8.2
Concentration risk percentage	6.70%	7.40%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Energy
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 7.3	$ 7.4
Concentration risk percentage	6.50%	6.60%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer staples
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 6.4	$ 6.4
Concentration risk percentage	5.70%	5.70%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Information technology
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.8	$ 4.9
Concentration risk percentage	4.30%	4.40%
U.S. | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 122.7	$ 85.5
Concentration risk percentage	75.00%	54.60%
U.S. | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 91.8	$ 91.8
Concentration risk percentage	81.90%	82.20%
International | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 40.9	$ 71.1
Concentration risk percentage	25.00%	45.40%
International | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 20.3	$ 19.9
Concentration risk percentage	18.10%	17.80%